Income Tax (Expense) Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (5,818)	¥ (37,856)	¥ (54,772)	¥ (68,092)
Deferred	19,677	128,026	65,932	20,262
Income tax (expense) benefits	$ 13,859	¥ 90,170	¥ 11,160	¥ (47,830)